Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2023		Dec. 31, 2022		Sep. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash	$ 224,646		$ 763,211			$ 7,118,980
Accounts receivable, net	736,269		2,881,239			1,209,333
Deferred compensation, current portion	95,642		196,119			191,657
Other assets	1,015,130		367,358			547,536
Total Current Assets	2,071,687		4,207,927			9,067,506
Property and equipment, net	276,540		1,584,714			2,323,163
OTHER ASSETS:
Goodwill						4,661,796
Intangible assets, net	868,986		1,365,457			5,797,469
Deferred compensation, net of current portion						73,816
Security deposits	150,493		300,430			357,050
Operating right-of-use asset, net	896,788		3,623,078			4,948,393
Total other assets	1,916,267		5,288,965			15,838,524
Total Assets	4,264,494		11,081,606			27,229,193
CURRENT LIABILITIES:
Accounts payable and accrued expenses	1,696,331		1,702,740			2,523,332
Patient deposits	125,214		241,666			320,917
Notes payable - current	14,857		51,657			254,487
Financing lease liability - current	14,431		19,898			19,050
Liability to issue common stock, current portion	292,246		329,855			337,935
Operating lease liability - current	316,300		1,368,016			1,478,140
Total Current Liabilities	2,459,379		3,713,832			4,933,861
LONG-TERM LIABILITIES:
Notes payable, net of current portion	29,240		53,039			104,697
Financing lease liability			9,375			29,273
Liability to issue common stock, net of current portion						189,375
Operating lease liability	747,516		2,654,104			4,018,926
Total Liabilities	3,236,135		6,430,350			9,276,132
Commitments and Contingencies (Note 10)
STOCKHOLDERS’ DEFICIT:
Preferred stock: $0.0001 par value; 26,667 authorized;	4,300,000
Common stock: $0.0001 par value, 100,000,000,000 shares authorized; 6,151,499,919 and 6,151,499,919 issued and outstanding at September 30, 2023 and 2022, respectively	1,110	[1]	1,098	[1],[2]		874	[2]
Additional paid-in capital	51,261,620		51,169,898			46,159,121
Accumulated deficit	(54,534,371)		(46,519,740)			(28,206,934)
Total Stockholders’ Deficit	1,028,359		4,651,256		$ 11,554,902	17,953,061
Total Liabilities and Stockholders’ Deficit	4,264,494		$ 11,081,606			$ 27,229,193
Theralink Technologies Inc [Member]
CURRENT ASSETS:
Cash	997,484				393,460
Accounts receivable, net	23,910				32,125
Prepaid expenses and other current assets	240,494				217,699
Marketable securities	800				3,700
Total Current Assets	1,262,688				646,984
Property and equipment, net	448,515				686,127
OTHER ASSETS:
Financing right-of-use assets, net	18,988				64,954
Deferred offering costs					27,270
Security deposits	15,257				18,715
Operating right-of-use asset, net	1,104,346				1,154,861
Total Assets	2,849,794				2,598,911
CURRENT LIABILITIES:
Accrued compensation	93,845				383,295
Accrued director compensation	252,500				192,500
Contract liabilities	144,890				156,550
Financing lease liability - current	30,262				53,995
Operating lease liability - current	31,388				25,551
Insurance payable	121,500				122,295
Derivative liabilities	16,426,304
Contingent liabilities	85,640				78,440
Total Current Liabilities	39,834,854				3,455,720
LONG-TERM LIABILITIES:
Financing lease liability	4,128				34,390
Operating lease liability	1,126,373				1,157,761
Total Liabilities	40,965,355				6,399,966
Commitments and Contingencies (Note 10)
STOCKHOLDERS’ DEFICIT:
Preferred stock: $0.0001 par value; 26,667 authorized;
Common stock: $0.0001 par value, 100,000,000,000 shares authorized; 6,151,499,919 and 6,151,499,919 issued and outstanding at September 30, 2023 and 2022, respectively	615,150				615,150
Additional paid-in capital	55,024,063				55,391,612
Accumulated deficit	(93,754,774)				(62,807,817)
Total Stockholders’ Deficit	(38,115,561)				(6,801,055)
Total Liabilities and Stockholders’ Deficit	2,849,794				2,598,911
Theralink Technologies Inc [Member] | Series E Preferred Stock [Member]
LONG-TERM LIABILITIES:
Series F preferred stock; $0.0001 par value; 2,000 shares designated; nil and 500 issued and outstanding at September 30, 2023 and 2022; liquidation value of $0 and $1,020,164 at September 30, 2023 and 2022, respectively					2,000,000
Theralink Technologies Inc [Member] | Series F Preferred Stock [Member]
LONG-TERM LIABILITIES:
Series F preferred stock; $0.0001 par value; 2,000 shares designated; nil and 500 issued and outstanding at September 30, 2023 and 2022; liquidation value of $0 and $1,020,164 at September 30, 2023 and 2022, respectively					1,000,000
Theralink Technologies Inc [Member] | Series A Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Preferred stock: $0.0001 par value; 26,667 authorized;
Theralink Technologies Inc [Member] | Series C-1 Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Preferred stock: $0.0001 par value; 26,667 authorized;
Theralink Technologies Inc [Member] | Series C-2 Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Preferred stock: $0.0001 par value; 26,667 authorized;
Theralink Technologies Inc [Member] | Series D-1 Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Preferred stock: $0.0001 par value; 26,667 authorized;
Theralink Technologies Inc [Member] | Series D-2 Preferred Stock [Member]
STOCKHOLDERS’ DEFICIT:
Preferred stock: $0.0001 par value; 26,667 authorized;
Theralink Technologies Inc [Member] | Nonrelated Party [Member]
CURRENT LIABILITIES:
Accounts payable - related parties	1,219,147				730,923
Accrued liabilities - related parties	963,851				268,021
Convertible notes - related parties, net of discount	7,488,217
Notes payable - current	1,000				1,000
LONG-TERM LIABILITIES:
Notes payable, net of current portion
Convertible notes, net of discount					446,281
Theralink Technologies Inc [Member] | Related Party [Member]
CURRENT LIABILITIES:
Accounts payable - related parties	10,000				16,223
Accrued liabilities - related parties	1,886,051				76,927
Convertible notes - related parties, net of discount	9,930,817				1,000,000
Notes payable - current	1,149,442				350,000
LONG-TERM LIABILITIES:
Convertible notes, net of discount					$ 1,305,814

[1]	Retrospectively restated for the effect of the 30-for-1 reverse stock split. (Note 10)
[2]	Retrospectively restated for the effect of 30-for-1 reverse stock split. (Note 15)